UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from September 1, 2011 to September 30, 2011

Commission File Number of issuing entity: 333-167489-03

Ford Credit Auto Owner Trust 2011-B

(Exact name of issuing entity as specified on its charter)

Commission File Number of depositor: 333-167489

Ford Credit Auto Receivables Two LLC

(Exact name of depositor as specified on its charter)

Ford Motor Credit Company LLC

(Exact name of sponsor as specified in its charter)

Delaware

(State or jurisdiction of incorporation or organization of the issuing entity)

27-7057205

(I.R.S. Employer Identification No.)

c/o U.S. Bank Trust National Association 300 Delaware Avenue, 9th Floor, Wilmington, Delaware	19801
(Address of principal executive offices)	(zip code)

(302) 576-3700

(Telephone Number, including area code)

Title of Class	Registered/reporting pursuant to (check one)			Name of Exchange (If Section 12(b))
	Section 12(b)	Section 12(g)	Section 15(d)
Class A-2 Notes	☐	☐	☒
Class A-3 Notes	☐	☐	☒
Class A-4 Notes	☐	☐	☒
Class B Notes	☐	☐	☒
Class C Notes	☐	☐	☒
Class D Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

Distribution and performance information of the asset pool of the issuing entity is set forth in the attached Monthly Investor Report.

PART II – OTHER INFORMATION

Item 9.	Exhibits.

Designation	Description

Exhibit 99	Ford Credit Auto Owner Trust 2011-B Monthly Investor Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Servicer, on behalf of the issuing entity, has duly caused this report to be signed by the undersigned duly authorized.

Ford Credit Auto Owner Trust 2011-B (Issuing entity)

By:	Ford Motor Credit Company LLC
(Servicer)

/s/ Dan Gardetto
Dan Gardetto
Assistant Treasurer

Date: October 27, 2011

EXHIBIT INDEX

Designation	Description

Exhibit 99	Ford Credit Auto Owner Trust 2011-B Monthly Investor Report

4